Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2015
Unaudited Quarterly Financial Information [Abstract]
Unaudited Quarterly Financial Information [Text Block]
UNAUDITED QUARTERLY FINANCIAL INFORMATION

Quarterly financial information for 2015 and 2014 is as follows:

2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
In millions, except per share amounts
Net sales	$199.4	$207.4	$189.0	$181.7
Gross profit	17.2	23.5	21.3	15.1
Net loss	(9.3)	(15.5)	(80.8)	(31.1)
Net income attributable to noncontrolling interests	—	—	—	—
Net loss attributable to SunEdison Semiconductor Limited	(9.3)	(15.5)	(80.8)	(31.1)
Basic loss per share	(0.22)	(0.37)	(1.93)	(0.76)
Diluted loss per share	(0.22)	(0.37)	(1.93)	(0.76)
Market close share prices:
High	27.14	26.46	18.14	11.59
Low	15.19	17.27	10.05	7.61

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
In millions, except per share amounts
Net sales	$206.1	$214.9	$213.2	$205.9
Gross profit	8.3	20.4	26.8	23.5
Net (loss) income	(15.2)	14.1	(79.4)	(10.5)
Net income attributable to noncontrolling interests	0.6	0.2	—	—
Net (loss) income attributable to SunEdison Semiconductor Limited	(14.6)	14.3	(79.4)	(10.5)
Basic (loss) earnings per share	(0.35)	0.34	(1.91)	(0.25)
Diluted (loss) earnings per share	(0.35)	0.34	(1.91)	(0.25)
Market close share prices:
High	N/A	17.76	19.35	19.76
Low	N/A	15.00	15.51	16.12